Joint Ventures - Summarized Balance Sheet of Joint Ventures (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 11,282,772	$ 20,029,506
Total current assets	26,059,356	30,251,775
Total assets	72,575,385	38,121,496
Shareholders' Equity
Additional paid-in capital	25,981,443	4,225,265
Accumulated losses	1,875,728	1,341,547
Total stockholders' equity	12,805,446	18,215,410	$ 18,304,209	$ 16,410,375
Liabilities
Accounts payable and accrued expenses	5,554,424	1,730,308
Total current liabilities	23,116,727	19,641,525
Total liabilities	59,769,939	19,906,086
Total stockholders' equity and liabilities	72,575,385	$ 38,121,496
BH Cape Holdings
Assets
Cash and cash equivalents	80,983
Other current assets	307,202
Total current assets	388,185
Total assets	388,185
Shareholders' Equity
Additional paid-in capital	2,038,565
Accumulated losses	(1,875,220)
Total stockholders' equity	163,345
Liabilities
Accounts payable and accrued expenses	224,840
Total current liabilities	224,840
Total liabilities	224,840
Total stockholders' equity and liabilities	$ 388,185